Investment Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 4	Investment Securities

The Company’s held-to-maturity investment securities are carried at historical cost, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment. The Company’s available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2018					2017
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(a)	Other(b)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(a)	Other(b)	Fair Value
Held-to-maturity
U.S. Treasury and agencies	$5,102	$2	$–	$(143)	$4,961	$5,181	$5	$–	$(120)	$5,066
Residential agency mortgage-backed securities	40,920	45	–	(994)	39,971	39,150	48	–	(579)	38,619
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	1	–	–	1	–	4	–	–	4
Other	5	2	–	–	7	6	2	–	–	8
Obligations of state and political subdivisions	6	1	–	–	7	6	1	–	–	7
Obligations of foreign governments	9	–	–	–	9	7	–	–	–	7
Other	8	–	–	–	8	12	–	–	–	12
Total held-to-maturity	$46,050	$51	$–	$(1,137)	$44,964	$44,362	$60	$–	$(699)	$43,723
Available-for-sale
U.S. Treasury and agencies	$19,604	$11	$–	$(358)	$19,257	$23,586	$3	$–	$(288)	$23,301
Mortgage-backed securities
Residential agency	40,542	120	–	(910)	39,752	38,450	152	–	(571)	38,031
Commercial agency	2	–	–	–	2	6	–	–	–	6
Other asset-backed securities	397	6	–	–	403	413	6	–	–	419
Obligations of state and political subdivisions	6,836	37	–	(172)	6,701	6,240	147	–	(29)	6,358
Other	–	–	–	–	–	22	–	–	–	22
Total available-for-sale	$67,381	$174	$–	$(1,440)	$66,115	$68,717	$308	$–	$(888)	$68,137
(a)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(b)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

The weighted-average maturity of the available-for-sale investment securities was 5.4 years at December 31, 2018, compared with 5.1 years at December 31, 2017. The corresponding weighted-average yields were 2.57 percent and 2.25 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 5.2 years at December 31, 2018 and 4.7 years at December 31, 2017. The corresponding weighted-average yields were 2.46 percent and 2.14 percent, respectively.

For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale investment securities outstanding at December 31, 2018, refer to Table 13 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

Investment securities with a fair value of $10.9 billion at December 31, 2018, and $12.8 billion at December 31, 2017, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by contractual obligation or law. Included in these amounts were securities where the Company and certain counterparties have agreements granting the counterparties the right to sell or pledge the securities. Investment securities securing these types of arrangements had a fair value of $2.1 billion at December 31, 2018, and $689 million at December 31, 2017.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Taxable	$2,396	$2,043	$1,878
Non-taxable	220	189	200
Total interest income from investment securities	$2,616	$2,232	$2,078

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Realized gains	$30	$75	$93
Realized losses	–	(18)	(66)
Net realized gains (losses)	$30	$57	$27
Income tax (benefit) on net realized gains (losses)	$7	$22	$10

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether investment securities are other-than-temporarily impaired considering, among other factors, the nature of the investment securities, the credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, the existence of any government or agency guarantees, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the investment securities. The Company determines other-than-temporary impairment recorded in earnings for investment securities not intended to be sold by estimating the future cash flows of each individual investment security, using market information where available, and discounting the cash flows at the original effective rate of the investment security. Other-than-temporary impairment recorded in other comprehensive income (loss) is measured as the difference between that discounted amount and the fair value of each investment security. The total amount of other-than-temporary impairment recorded was immaterial for the years ended December 31, 2018, 2017 and 2016.

At December 31, 2018, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2018:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$182	$(1)	$4,639	$(142)	$4,821	$(143)
Residential agency mortgage-backed securities	7,878	(83)	25,570	(911)	33,448	(994)
Other asset-backed securities	—	—	2	—	2	—
Obligations of foreign governments	1	—	—	—	1	—
Other	—	—	8	—	8	—
Total held-to-maturity	$8,061	$(84)	$30,219	$(1,053)	$38,280	$(1,137)
Available-for-sale
U.S. Treasury and agencies	$118	$—	$17,828	$(358)	$17,946	$(358)
Residential agency mortgage-backed securities	6,269	(45)	23,694	(865)	29,963	(910)
Commercial agency mortgage-backed securities	2	—	—	—	2	—
Obligations of state and political subdivisions	2,623	(60)	1,363	(112)	3,986	(172)
Total available-for-sale	$9,012	$(105)	$42,885	$(1,335)	$51,897	$(1,440)

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of investment securities that have unrealized losses are either U.S. Treasury and agencies, agency mortgage-backed or state and political securities. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these investment securities. At December 31, 2018, the Company had no plans to sell investment securities with unrealized losses, and believes it is more likely than not it would not be required to sell such investment securities before recovery of their amortized cost.